Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.05%	6.84%	(12.46%)	(1.76%)
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	2.85%	8.23%	(12.16%)	(0.12%)	8.70%	11.31%	(1.64%)	5.12%	5.29%	(0.62%)
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.43%	6.68%	(2.81%)	0.17%	4.03%	5.76%	0.75%	2.61%	2.92%	0.88%
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	6.04%	11.23%	(9.66%)	3.61%	9.82%	13.65%	(2.65%)	6.84%	11.31%	(2.77%)
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	6.01%	5.98%	0.36%	0.37%	2.28%